Fees Summary	Aug. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,820,000.00
Previously Paid Amount	0.00
Total Fee Amount	268.63
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 268.63
Narrative - Max Aggregate Offering Price	$ 1,820,000.00
Final Prospectus	true